Leases - Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases 1 [Abstract]
Current	€ 39.5	€ 28.1
Non-current	214.7	188.6
Lease liabilities	€ 254.2	€ 216.7